TAX MATTERS - INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before income tax	$ (203,272)	$ (88,492)	$ (42,101)
Income tax applying the statutory tax rate	43,038	23,926	6,694
Permanent differences	(13,251)	(5,398)	(175)
Adjustments due to international tax rates	4,100	2,800	(1,018)
Tax credits	4,926	(4,510)	(4,661)
DTA write-off	(131,118)	(21,277)	(5,619)
Income tax expense	92,305	4,459	4,779
Current tax expense	(18,270)	(19,868)	(22,797)
Deferred tax	(74,035)	15,409	$ 18,018
Income tax expense, excluding tax effect of impairment	$ (92,305)	$ (4,459)